Stock Based Compensation - Summary of RSAs activity (Detail) - $ / shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Share-based Payment Arrangement [Abstract]
Restricted stock awards, beginning balance (in shares)	34,865
Stock granted in period, other than options (in shares)	1,617,264
Canceled during the year	(105,921)
Vested (in shares)	(1,505,454)
Restricted stock awards, ending balance (in shares)	40,754	34,865
Beginning balance (in dollars per share)	$ 0.82
Granted (in dollars per share)	0.65	$ 8.36
Weighted Average Grant Date Fair Value, Canceled during the year	0.50
Vested (in dollars per share)	0.74
Ending balance (in dollars per share)	$ 0.95	$ 0.82